Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables

	December 31, 2022	December 31 2021
	$	$
Trade receivables, net of expected credit losses of $2.0 (2021 – $2.0)	988.1	787.9
Holdbacks, current	26.3	28.6
Other	13.6	7.2
Trade and other receivables	1,028.0	823.7

The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2022	990.1	556.4	246.9	71.6	39.8	75.4
December 31, 2021	789.9	467.8	181.1	56.3	30.6	54.1

Information about the Company’s exposure to credit risks for trade and other receivables is included in note 24.